WARRANT INSTRUMENTS AND DIVIDEND PREFERENCE SHARES (Details) $ / shares in Units, ₫ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	May 31, 2022 VND (₫)	Dec. 31, 2023 VND (₫) shares	Dec. 31, 2023 USD ($) $ / shares shares	Aug. 14, 2023 shares	Jun. 04, 2022 USD ($)	Apr. 29, 2022 USD ($)
DIVIDEND PREFERENCE SHARES
Value of shares issued | ₫			₫ 4,605,166
Automatic conversion period for preferred stock (in years)			5 years 3 months
Long-term derivative liabilities			₫ 137,057	$ 5,742,772
Outstanding warrants			3,321,002	3,321,002
Class of Warrant or Right, Exercisable			3,321,002	3,321,002
Class of Warrant or Right, Fair Value Per Share | $ / shares				$ 1.69
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 11.5
Warrants And Rights Outstanding Term			5 years	5 years
Vingroup JSC | First Closing Bonds
DIVIDEND PREFERENCE SHARES
Aggregate principal amount | $							$ 525,000,000
Vingroup JSC | Second Closing Bonds
DIVIDEND PREFERENCE SHARES
Aggregate principal amount | $						$ 100,000,000
Black Spade Acquisition Co [Member]
DIVIDEND PREFERENCE SHARES
Outstanding warrants					14,829,989
DPS1 | VinFast Vietnam
DIVIDEND PREFERENCE SHARES
Conversion ratio			1	1
DPS2
DIVIDEND PREFERENCE SHARES
Long-term derivative liabilities			₫ 18,258,100	$ 765,000,000.0
DPS2 | VinFast Vietnam
DIVIDEND PREFERENCE SHARES
Value of shares issued	$ 2,249,640,000,000	₫ 11,745,720